UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments

Foreign Government Bonds — 76.5%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$1,985,460

Total Albania			$1,985,460

Argentina — 4.0%
Republic of Argentina, 7.00%, 10/3/15	USD	13,803	$12,958,189
Republic of Argentina, 8.75%, 5/7/24(2)	USD	4,607	4,138,044

Total Argentina			$17,096,233

Bangladesh — 2.4%
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	83,900	$1,111,065
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	1,032,985
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,712,729
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	301,600	4,141,248
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,952,814
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	411,831

Total Bangladesh			$10,362,672

Barbados — 0.8%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,498	$2,840,376
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	787	639,044

Total Barbados			$3,479,420

Bosnia and Herzegovina — 0.9%
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	$48,697
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	76,726
Republic of Srpska, 1.50%, 6/30/23	BAM	292	140,522
Republic of Srpska, 1.50%, 10/30/23	BAM	796	375,795
Republic of Srpska, 1.50%, 12/15/23	BAM	48	23,110
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,450,813
Republic of Srpska, 1.50%, 6/9/25	BAM	534	234,214
Republic of Srpska, 1.50%, 12/24/25	BAM	581	243,810
Republic of Srpska, 1.50%, 9/25/26	BAM	361	148,888

Total Bosnia and Herzegovina			$3,742,575

Brazil — 1.6%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$4,836,440
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,894,409

Total Brazil			$6,730,849

Security	Principal Amount (000’s omitted)		Value

Colombia — 5.6%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,355,837
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	365,253
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	16,007,500	9,664,173
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	10,317,887

Total Colombia			$23,703,150

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	62,372	$96,062
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	7,007	12,807

Total Costa Rica			$108,869

Cyprus — 0.8%
Republic of Cyprus, 3.75%, 11/1/15(1)(3)	EUR	2,829	$3,509,710

Total Cyprus			$3,509,710

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(3)	DOP	15,020	$354,903
Dominican Republic International Bond, 11.50%, 5/10/24(3)	DOP	28,000	667,789
Dominican Republic International Bond, 14.00%, 4/30/21(3)	DOP	8,500	216,488
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,400	684,720
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	2,300	59,654
Dominican Republic International Bond, 15.95%, 6/4/21(3)	DOP	17,000	483,787
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,700	1,596,331
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	1,000	30,291

Total Dominican Republic			$4,093,963

Ecuador — 0.2%
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	1,000	$1,045,000

Total Ecuador			$1,045,000

Fiji — 0.4%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,798,274

Total Fiji			$1,798,274

19	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$1,110,481

Total Finland			$1,110,481

Hungary — 2.6%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$4,695,724
Hungary Government Bond, 6.50%, 6/24/19	HUF	274,340	1,281,443
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,135,091

Total Hungary			$11,112,258

Indonesia — 9.3%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,352,426
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	3,192,600
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	397,599
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,434,911
Indonesia Government Bond, 8.375%, 3/15/24	IDR	57,840,000	4,906,948
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,170,133
Indonesia Government Bond, 8.75%, 2/15/44	IDR	16,947,000	1,395,332
Indonesia Government Bond, 9.00%, 3/15/29	IDR	48,448,000	4,226,137
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,161,915
Indonesia Government Bond, 9.50%, 7/15/31	IDR	63,823,000	5,756,481
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	510,915
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,050,904
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	793,935
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,112,370
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,061,895
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,378,519
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,383,605

Total Indonesia			$39,286,625

Iraq — 1.1%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$4,643,130

Total Iraq			$4,643,130

Jamaica — 0.1%
Jamaica Government International Bond, 9.00%, 6/2/15	USD	205	$214,737

Total Jamaica			$214,737

Jordan — 2.0%
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	8,300	$8,416,200

Total Jordan			$8,416,200

Security	Principal Amount (000’s omitted)		Value

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,993,852

Total Kenya			$1,993,852

Lebanon — 1.1%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$403,508
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	4,308,900

Total Lebanon			$4,712,408

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	5,480	$6,981,592

Total Macedonia			$6,981,592

Malaysia — 2.2%
Malaysia Government Bond, 3.394%, 3/15/17	MYR	14,591	$4,423,385
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	1,184,027
Malaysia Government Bond, 4.16%, 7/15/21	MYR	8,297	2,581,139
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,098,033

Total Malaysia			$9,286,584

Mexico — 2.4%
Mexican Bonos, 8.00%, 6/11/20	MXN	15,748	$1,330,638
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,452,415
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,240,798
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	2,252,776

Total Mexico			$10,276,627

Peru — 0.8%
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	$967,123
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	1,694,411
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	707,612

Total Peru			$3,369,146

Philippines — 2.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,075,993
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	7,005,396
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	739,134

Total Philippines			$9,820,523

Romania — 0.6%
Romania Government Bond, 5.75%, 1/27/16	RON	3,540	$1,057,448
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	438,599

20	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Romania (continued)
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	$903,891

Total Romania			$2,399,938

Russia — 7.3%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	4,900	$4,924,500
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	5,472,533
Russia Foreign Bond, 7.85%, 3/10/18(3)	RUB	430,000	9,412,756
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	2,504,151
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	2,280,839
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	2,216,783
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	3,132,542
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	955,234

Total Russia			$30,899,338

Serbia — 5.1%
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	$1,858,416
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	497,952
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,169,925
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	4,883,447
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	809,041
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,031,064
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	7,498,097
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,808,787
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	1,113,256
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	849,761

Total Serbia			$21,519,746

South Africa — 2.8%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,543,437
Republic of South Africa, 6.75%, 3/31/21(2)	ZAR	45,745	4,006,507
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	2,021,067
Republic of South Africa, 10.50%, 12/21/26(2)	ZAR	13,176	1,435,675

Total South Africa			$12,006,686

Sri Lanka — 1.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	800	$840,000
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	4,000	4,044,140
Republic of Sri Lanka, 7.40%, 1/22/15(3)	USD	100	101,500
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	345,570	2,696,956
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	61,480	479,807

Total Sri Lanka			$8,162,403

Security	Principal Amount (000’s omitted)		Value

Thailand — 4.7%
Kingdom of Thailand, 3.625%, 6/16/23	THB	316,985	$10,131,714
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	2,024,644
Kingdom of Thailand, 3.875%, 6/13/19	THB	132,066	4,261,670
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,503,714

Total Thailand			$19,921,742

Turkey — 2.9%
Turkey Government Bond, 6.30%, 2/14/18	TRY	7,829	$3,340,970
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	2,317,160
Turkey Government Bond, 9.00%, 3/8/17	TRY	4,455	2,044,451
Turkey Government Bond, 10.50%, 1/15/20	TRY	9,342	4,606,671

Total Turkey			$12,309,252

Uganda — 0.5%
Uganda Government Bond, 14.125%, 12/1/16	UGX	3,099,700	$1,160,508
Uganda Government Bond, 14.625%, 11/1/18	UGX	2,818,800	1,074,760

Total Uganda			$2,235,268

Uruguay — 1.0%
Monetary Regulation Bill, 0.00%, 3/26/15(5)	UYU	40,627	$1,652,556
Monetary Regulation Bill, 0.00%, 7/2/15(5)	UYU	22,031	885,000
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	8,480	316,047
Monetary Regulation Bill, 0.00%, 4/21/16(5)	UYU	12,939	501,279
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	1,069	36,748
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	6,755	224,982
Republic of Uruguay, 5.00%, 9/14/18(5)	UYU	3,052	137,329
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	329,252

Total Uruguay			$4,083,193

Venezuela — 2.4%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(2)	USD	2,515	$2,143,611
Bolivarian Republic of Venezuela, 7.00%, 12/1/18(1)	USD	11,694	7,834,980

Total Venezuela			$9,978,591

Vietnam — 1.9%
Republic of Vietnam, 7.00%, 7/15/16	VND	92,157,600	$4,538,275
Republic of Vietnam, 7.20%, 10/31/15	VND	50,000,000	2,427,686
Republic of Vietnam, 12.15%, 1/16/17	VND	20,000,000	1,093,529

Total Vietnam			$8,059,490

21	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Zambia — 0.9%
Zambia Government Bond, 11.00%, 9/2/19	ZMW	30,900	$3,752,995

Total Zambia			$3,752,995

Total Foreign Government Bonds (identified cost $364,060,921)			$324,208,980

Foreign Corporate Bonds — 4.6%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$394,000

Total Azerbaijan			$394,000

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$364,626

Total Colombia			$364,626

Georgia — 0.2%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	908	$969,989

Total Georgia			$969,989

Hungary — 0.3%
Magyar Export-Import Bank, 4.00%, 1/30/20(3)	USD	1,085	$1,082,288

Total Hungary			$1,082,288

India — 0.6%
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	$869,757
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	831,775
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	824,678

Total India			$2,526,210

Luxembourg — 0.1%
Petrobras International Finance Co. SA, 3.875%, 1/27/16	USD	418	$427,132

Total Luxembourg			$427,132

Mexico — 0.4%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$450,871
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	801,853

Security		Principal Amount (000’s omitted)	Value

Mexico (continued)
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	$469,299

Total Mexico			$1,722,023

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$481,242

Total Netherlands			$481,242

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$315,625

Total South Korea			$315,625

Supranational — 1.7%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$474,421
Asian Development Bank, 6.64%, 6/18/15	TRY	440	195,964
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	4,411,172
International Bank for Reconstruction & Development, 3.40%, 4/15/17(5)	UYU	41,397	1,751,559
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	250,446
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	274,197

Total Supranational			$7,357,759

Sweden — 0.3%
Svensk Exportkredit AB, 0.50%, 6/26/15	TRY	2,550	$1,088,524
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	27,247
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	253,764

Total Sweden			$1,369,535

Turkey — 0.2%
Export Credit Bank of Turkey, 5.00%, 9/23/21(3)	USD	1,000	$1,008,750

Total Turkey			$1,008,750

Venezuela — 0.4%
Petroleos de Venezuela SA, 8.50%, 11/2/17(1)	USD	1,938	$1,472,686

Total Venezuela			$1,472,686

Total Foreign Corporate Bonds (identified cost $20,069,517)			$19,491,865

22	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Sovereign Loans — 0.6%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.6%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 2.80%, Maturing August 1, 2021(7)(8)(9)(10)		$2,400	$2,460,000

Total Ethiopia			$2,460,000

Total Sovereign Loans (identified cost $2,400,000)			$2,460,000

Short-Term Investments — 16.7%

Foreign Government Securities — 12.1%

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.2%
Letra Tesouro Nacional Bill, 0.00%, 7/1/15	BRL	2,577	$966,610

Total Brazil			$966,610

Georgia — 1.1%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	4,734	$4,759,785

Total Georgia			$4,759,785

Kenya — 0.5%
Kenya Treasury Bill, 0.00%, 12/15/14	KES	125,300	$1,387,674
Kenya Treasury Bill, 0.00%, 4/13/15	KES	55,300	595,012

Total Kenya			$1,982,686

Lebanon — 5.1%
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	217,010	$143,415
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	655,700	432,665
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	9,880,600	6,509,704
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	556,900	365,776
Lebanon Treasury Bill, 0.00%, 1/15/15	LBP	1,808,000	1,185,673
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	348,000	227,075
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	372,800	241,658
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	369,400	239,465
Lebanon Treasury Bill, 0.00%, 4/23/15	LBP	710,200	459,474
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	273,900	175,360
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	373,300	238,467
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	547,600	344,585
Lebanon Treasury Note, 5.94%, 3/5/15	LBP	8,778,970	5,835,687

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanon Treasury Note, 7.84%, 12/4/14	LBP	8,170,730	$5,416,303

Total Lebanon			$21,815,307

Nigeria — 1.9%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	784,300	$4,731,916
Nigeria Treasury Bill, 0.00%, 12/4/14	NGN	560,200	3,352,082

Total Nigeria			$8,083,998

Philippines — 0.1%
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	12,030	$268,057

Total Philippines			$268,057

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	595	$737,428

Total Serbia			$737,428

Sri Lanka — 2.5%
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	8,920	$68,179
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	130,030	986,445
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	128,850	975,388
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	6,040	45,428
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	666,910	5,010,079
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	187,710	1,408,504
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	6,700	50,219
Sri Lanka Treasury Bill, 0.00%, 3/27/15	LKR	162,550	1,215,656
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	55,790	416,330
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	49,890	367,664

Total Sri Lanka			$10,543,892

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	1,207,800	$443,430
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	336,000	122,324
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	336,000	121,361
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	384,100	127,179

Total Uganda			$814,294

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	3,100	$125,167
Monetary Regulation Bill, 0.00%, 2/20/15(5)	UYU	5,258	214,810
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	415	16,321

Total Uruguay			$356,298

23	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Vietnam — 0.1%
Vietnam Treasury Bill, 0.00%, 7/21/15	VND	8,263,000	$378,550

Total Vietnam			$378,550

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	4,890	$706,078

Total Zambia			$706,078

Total Foreign Government Securities (identified cost $51,786,506)			$51,412,983

U.S. Treasury Obligations — 0.4%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/4/14(11)		$1,600	$1,600,003

Total U.S. Treasury Obligations (identified cost $1,599,991)			$1,600,003

Repurchase Agreements — 1.8%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 10/20/14 with an interest rate of 6.10%, collateralized by ZAR 41,683,122 Republic of South Africa 8.00%, due 12/21/18 and a market value, including accrued interest, of $4,171,325.(12)	ZAR	43,892	$3,979,449
Dated 10/27/14 with an interest rate of 6.10%, collateralized by ZAR 20,759,000 Republic of South Africa 6.25%, due 3/31/36 and a market value, including accrued interest, of $1,538,977.(12)	ZAR	16,286	1,476,510
Nomura International PLC:
Dated 10/7/14 with a maturity date of 12/1/14, an interest rate of 0.11% payable by the Portfolio and repurchase proceeds of EUR 1,523,929, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,909,621.	EUR	1,524	1,910,027

Total Repurchase Agreements (identified cost $7,402,456)			$7,365,986

Other — 2.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)	$10,210	$10,210,246

Total Other (identified cost $10,210,246)		$10,210,246

Total Short-Term Investments (identified cost $70,999,199)		$70,589,218

Total Investments — 98.4% (identified cost $457,529,637)		$416,750,063

Less Unfunded Loan Commitments — (0.2)%		$(858,757)

Net Investments — 98.2% (identified cost $456,670,880)		$415,891,306

Other Assets, Less Liabilities — 1.8%		$7,640,512

Net Assets — 100.0%		$423,531,818

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

24	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $59,842,575 or 14.1% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $25,350,405 or 6.0% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at October 31, 2014.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value

Germany — (0.4)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,904,265)

Total Germany			$(1,904,265)

Total Foreign Government Bonds (proceeds $1,829,635)			$(1,904,265)

Total Securities Sold Short (proceeds $1,829,635)			$(1,904,265)

EUR	–	Euro

25	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $446,460,634)	$405,681,060
Affiliated investment, at value (identified cost, $10,210,246)	10,210,246
Cash	791,086
Restricted cash*	5,194,540
Foreign currency, at value (identified cost, $2,222,140)	2,204,392
Interest receivable	7,495,335
Interest receivable from affiliated investment	3,157
Due from broker for open reverse repurchase agreements	309,050
Receivable for investments sold	122,369
Receivable for variation margin on open futures contracts	12,789
Receivable for variation margin on open centrally cleared swap contracts	106,839
Receivable for open forward foreign currency exchange contracts	7,153,531
Receivable for open swap contracts	10,687,889
Premium paid on open swap contracts	1,166,947
Tax reclaims receivable	4,684
Total assets	$451,143,914

Liabilities
Cash collateral due to brokers	$1,774,619
Payable for reverse repurchase agreements, including accrued interest of $7,306	9,896,227
Payable for securities sold short, at value (proceeds, $1,829,635)	1,904,265
Payable for open forward foreign currency exchange contracts	9,931,228
Payable for open swap contracts	2,320,262
Premium received on open swap contracts	975,281
Payable to affiliates:
Investment adviser fee	236,769
Trustees’ fees	1,754
Interest payable on securities sold short	5,712
Accrued foreign capital gains taxes	190,554
Accrued expenses and other liabilities	375,425
Total liabilities	$27,612,096
Net Assets applicable to investors’ interest in Portfolio	$423,531,818

Sources of Net Assets
Investors’ capital	$459,047,564
Net unrealized depreciation	(35,515,746)
Total	$423,531,818

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

26	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest (net of foreign taxes, $1,150,180)	$28,667,604
Interest allocated from affiliated investment	22,281
Expenses allocated from affiliated investment	(2,664)
Total investment income	$28,687,221

Expenses
Investment adviser fee	$2,891,430
Trustees’ fees and expenses	20,088
Custodian fee	746,915
Legal and accounting services	168,855
Interest expense and fees	129,388
Interest expense on securities sold short	117,388
Miscellaneous	32,390
Total expenses	$4,106,454
Deduct —
Reduction of custodian fee	$828
Total expense reductions	$828

Net expenses	$4,105,626

Net investment income	$24,581,595

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $72,216 and including a loss of $1,473,934 from precious metals)	$(34,977,480)
Investment transactions allocated from affiliated investment	144
Written options	383,240
Securities sold short	(1,160,235)
Futures contracts	(1,667,425)
Swap contracts	4,276,765
Foreign currency and forward foreign currency exchange contract transactions	1,051,654
Net realized loss	$(32,093,337)
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $351,835 and including net increase of $1,459,832 from precious metals)	$(2,810,673)
Written options	85,356
Securities sold short	1,388,508
Futures contracts	333,308
Swap contracts	3,698,893
Foreign currency and forward foreign currency exchange contracts	(3,968,427)
Net change in unrealized appreciation (depreciation)	$(1,273,035)

Net realized and unrealized loss	$(33,366,372)

Net decrease in net assets from operations	$(8,784,777)

27	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$24,581,595	$38,528,412
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(32,093,337)	(29,669,115)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(1,273,035)	(34,497,133)
Net decrease in net assets from operations	$(8,784,777)	$(25,637,836)
Capital transactions —
Contributions	$102,876,211	$116,668,048
Withdrawals	(235,422,839)	(301,259,865)
Net decrease in net assets from capital transactions	$(132,546,628)	$(184,591,817)

Net decrease in net assets	$(141,331,405)	$(210,229,653)

Net Assets
At beginning of year	$564,863,223	$775,092,876
At end of year	$423,531,818	$564,863,223

28	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2014		2013		2012		2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.92	%(2)	0.97	%(2)	0.97	%(2)	0.92	%(2)	0.93%
Net investment income	5.53%		5.25%		5.53%		4.90%		5.30%
Portfolio Turnover	97%		27%		24%		16%		17%

Total Return	0.00	%(3)	(3.10)%		7.78%		0.13%		19.03%

Net assets, end of year (000’s omitted)	$423,532		$564,863		$775,093		$803,386		$400,648

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.06%, 0.14%, 0.15% and 0.08% for the years ended October 31, 2014, 2013, 2012 and 2011, respectively.
(3)	Amount is less than 0.005%.

29	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 82.5%, 11.1%, 4.4%, and 2.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2014 were $4,848,557 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/ dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount

30

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into

31

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

32

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Notes to Consolidated Financial Statements — continued

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which

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Notes to Consolidated Financial Statements — continued

the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $2,891,430 or 0.65% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, principal repayments on Senior Loans and securities sold short, aggregated $344,494,334 and $419,569,422, respectively, for the year ended October 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$459,070,356

Gross unrealized appreciation	$3,251,074
Gross unrealized depreciation	(49,184,122)

Net unrealized depreciation	$(45,933,048)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency and securities sold short at October 31, 2014 on a federal income tax basis was $4,426,885.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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Notes to Consolidated Financial Statements — continued

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/3/14	Chilean Peso 2,609,180,000	United States Dollar 4,497,222	BNP Paribas	$—	$(37,171)	$(37,171)
11/3/14	Chilean Peso 2,609,180,000	United States Dollar 4,524,720	Citibank, N.A.	—	(9,672)	(9,672)
11/3/14	United States Dollar 4,524,720	Chilean Peso 2,609,180,000	BNP Paribas	9,672	—	9,672
11/3/14	United States Dollar 4,370,486	Chilean Peso 2,609,180,000	Citibank, N.A.	163,907	—	163,907
11/4/14	Brazilian Real 2,665,000	United States Dollar 1,085,098	Goldman Sachs International	9,590	—	9,590
11/4/14	Brazilian Real 2,665,000	United States Dollar 1,090,336	Morgan Stanley & Co. International PLC	14,829	—	14,829
11/4/14	Brazilian Real 90,515,869	United States Dollar 36,235,336	Morgan Stanley & Co. International PLC	—	(293,930)	(293,930)
11/4/14	Brazilian Real 78,816,869	United States Dollar 32,246,489	Standard Chartered Bank	438,560	—	438,560
11/4/14	Brazilian Real 11,699,000	United States Dollar 4,786,433	UBS AG	65,097	—	65,097
11/4/14	United States Dollar 1,090,336	Brazilian Real 2,665,000	Goldman Sachs International	—	(14,829)	(14,829)
11/4/14	United States Dollar 1,066,853	Brazilian Real 2,665,000	Morgan Stanley & Co. International PLC	8,654	—	8,654
11/4/14	United States Dollar 37,032,922	Brazilian Real 90,515,869	Morgan Stanley & Co. International PLC	—	(503,656)	(503,656)
11/4/14	United States Dollar 34,040,282	Brazilian Real 78,816,869	Standard Chartered Bank	—	(2,232,352)	(2,232,352)
11/4/14	United States Dollar 4,685,222	Brazilian Real 11,699,000	UBS AG	36,114	—	36,114
11/5/14	Euro 3,650,118	Romanian Leu 16,264,928	BNP Paribas	47,231	—	47,231
11/5/14	New Turkish Lira 558,155	United States Dollar 254,447	BNP Paribas	3,442	—	3,442
11/5/14	New Turkish Lira 2,494,000	United States Dollar 1,090,989	Deutsche Bank AG	—	(30,579)	(30,579)
11/5/14	Romanian Leu 2,583,928	Euro 585,327	Bank of America, N.A.	—	(672)	(672)
11/5/14	Romanian Leu 13,681,000	Euro 3,068,871	BNP Paribas	—	(41,446)	(41,446)
11/12/14	Kazakhstani Tenge 43,400,000	United States Dollar 235,154	Deutsche Bank AG	—	(3,020)	(3,020)
11/12/14	United States Dollar 265,038	Kazakhstani Tenge 43,400,000	Deutsche Bank AG	—	(26,864)	(26,864)
11/12/14	United States Dollar 5,191,223	Mexican Peso 69,856,639	BNP Paribas	—	(6,255)	(6,255)
11/12/14	United States Dollar 9,987,549	Mexican Peso 133,158,000	BNP Paribas	—	(104,166)	(104,166)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/12/14	United States Dollar 19,026,474	Mexican Peso 253,668,562	BNP Paribas	$—	$(198,438)	$(198,438)
11/14/14	Indian Rupee 158,500,000	United States Dollar 2,575,979	Bank of America, N.A.	—	(2,235)	(2,235)
11/14/14	United States Dollar 5,000,000	Armenian Dram 2,166,700,000	VTB Capital PLC	286,393	—	286,393
11/14/14	United States Dollar 3,000,000	Armenian Dram 1,300,020,000	VTB Capital PLC	171,836	—	171,836
11/14/14	United States Dollar 4,257,028	Indian Rupee 263,659,000	Barclays Bank PLC	31,738	—	31,738
11/14/14	United States Dollar 4,633,548	Indian Rupee 287,141,000	Standard Chartered Bank	37,183	—	37,183
11/18/14	Euro 2,722,791	United States Dollar 3,642,985	Goldman Sachs International	230,615	—	230,615
11/18/14	Hungarian Forint 804,340,000	Euro 2,604,899	Deutsche Bank AG	—	(5,615)	(5,615)
11/18/14	United States Dollar 6,224,690	Euro 4,940,622	Goldman Sachs International	—	(32,795)	(32,795)
11/18/14	United States Dollar 10,509,493	Euro 7,854,863	Goldman Sachs International	—	(665,290)	(665,290)
11/18/14	United States Dollar 12,498,087	Hungarian Forint 2,938,840,054	Barclays Bank PLC	—	(549,532)	(549,532)
11/20/14	Indonesian Rupiah 11,695,715,000	United States Dollar 986,897	BNP Paribas	20,815	—	20,815
11/20/14	Indonesian Rupiah 10,693,716,000	United States Dollar 902,499	Standard Chartered Bank	19,184	—	19,184
11/20/14	Russian Ruble 139,193,607	United States Dollar 3,758,942	Deutsche Bank AG	537,423	—	537,423
11/20/14	Thai Baht 40,305,000	United States Dollar 1,240,268	Standard Chartered Bank	3,681	—	3,681
11/20/14	United States Dollar 1,467,602	Indonesian Rupiah 17,992,802,000	Bank of America, N.A.	18,628	—	18,628
11/20/14	United States Dollar 364,563	Indonesian Rupiah 4,396,629,000	Standard Chartered Bank	—	(1,395)	(1,395)
11/20/14	United States Dollar 3,784,299	Thai Baht 122,978,358	Standard Chartered Bank	—	(11,231)	(11,231)
11/21/14	Indonesian Rupiah 35,587,056,000	United States Dollar 2,889,029	Goldman Sachs International	—	(50,188)	(50,188)
11/21/14	United States Dollar 1,355,388	Indian Rupee 83,824,000	Citibank, N.A.	6,931	—	6,931
11/21/14	United States Dollar 1,422,578	Indian Rupee 88,022,000	JPMorgan Chase Bank, N.A.	7,969	—	7,969
11/21/14	United States Dollar 1,339,113	Indian Rupee 82,871,000	Standard Chartered Bank	7,719	—	7,719
11/21/14	United States Dollar 1,197,265	Indonesian Rupiah 14,753,900,000	Deutsche Bank AG	21,293	—	21,293
11/21/14	United States Dollar 1,691,277	Indonesian Rupiah 20,833,156,000	Goldman Sachs International	29,381	—	29,381

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/25/14	United States Dollar 1,971,808	Euro 1,485,025	Goldman Sachs International	$—	$(110,600)	$(110,600)
11/26/14	Euro 16,246,776	United States Dollar 21,804,148	Standard Chartered Bank	1,441,640	—	1,441,640
12/2/14	Brazilian Real 2,665,000	United States Dollar 1,058,632	Morgan Stanley & Co. International PLC	—	(7,658)	(7,658)
12/2/14	United States Dollar 35,956,093	Brazilian Real 90,515,869	Morgan Stanley & Co. International PLC	260,105	—	260,105
12/2/14	United States Dollar 1,082,079	Brazilian Real 2,725,000	Morgan Stanley & Co. International PLC	8,217	—	8,217
12/3/14	Euro 755,942	United States Dollar 1,012,335	JPMorgan Chase Bank, N.A.	64,851	—	64,851
12/3/14	Russian Ruble 106,931,000	United States Dollar 2,790,617	Bank of America, N.A.	324,933	—	324,933
12/3/14	Russian Ruble 170,685,000	United States Dollar 4,305,878	BNP Paribas	370,112	—	370,112
12/3/14	Russian Ruble 25,570,000	United States Dollar 667,450	Citibank, N.A.	77,840	—	77,840
12/3/14	Russian Ruble 632,925,996	United States Dollar 14,647,674	Credit Suisse International	53,256	—	53,256
12/3/14	Russian Ruble 38,525,000	United States Dollar 1,005,087	Morgan Stanley & Co. International PLC	116,753	—	116,753
12/3/14	United States Dollar 209,006	Euro 161,883	JPMorgan Chase Bank, N.A.	—	(6,105)	(6,105)
12/3/14	United States Dollar 201,531	Euro 155,445	JPMorgan Chase Bank, N.A.	—	(6,699)	(6,699)
12/3/14	United States Dollar 568,195	Euro 438,614	JPMorgan Chase Bank, N.A.	—	(18,444)	(18,444)
12/3/14	United States Dollar 1,963,351	Russian Ruble 76,394,000	Bank of America, N.A.	—	(201,809)	(201,809)
12/3/14	United States Dollar 17,592,402	Russian Ruble 689,065,000	Bank of America, N.A.	—	(1,703,494)	(1,703,494)
12/3/14	United States Dollar 745,335	Russian Ruble 29,001,000	Citibank, N.A.	—	(76,612)	(76,612)
12/4/14	United States Dollar 5,123,811	Malaysian Ringgit 16,802,000	Nomura International PLC	—	(60,680)	(60,680)
12/8/14	South African Rand 5,153,224	United States Dollar 475,938	Citibank, N.A.	11,351	—	11,351
12/8/14	South African Rand 5,099,098	United States Dollar 470,887	JPMorgan Chase Bank, N.A.	11,179	—	11,179
12/8/14	United States Dollar 5,124,830	South African Rand 55,489,095	Citibank, N.A.	—	(122,224)	(122,224)
12/8/14	United States Dollar 5,124,253	South African Rand 55,489,000	JPMorgan Chase Bank, N.A.	—	(121,656)	(121,656)
12/10/14	Euro 2,838,544	United States Dollar 3,750,460	Goldman Sachs International	192,519	—	192,519
12/12/14	Thai Baht 339,621,129	United States Dollar 10,523,546	Goldman Sachs International	114,022	—	114,022
12/12/14	United States Dollar 4,186,806	Thai Baht 135,439,000	Goldman Sachs International	—	(35,547)	(35,547)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/12/14	United States Dollar 13,948,780	Thai Baht 450,162,000	Goldman Sachs International	$—	$(151,134)	$(151,134)
12/15/14	Euro 210,869	Hungarian Forint 66,506,493	Standard Chartered Bank	5,895	—	5,895
12/16/14	United States Dollar 624,844	Zambian Kwacha 3,999,000	Barclays Bank PLC	2,663	—	2,663
12/16/14	United States Dollar 657,367	Zambian Kwacha 4,194,000	Barclays Bank PLC	739	—	739
12/24/14	Euro 2,867,912	United States Dollar 3,723,984	Deutsche Bank AG	128,905	—	128,905
12/24/14	United States Dollar 3,634,502	Euro 2,867,912	Deutsche Bank AG	—	(39,423)	(39,423)
12/26/14	United States Dollar 616,441	Peruvian New Sol 1,796,000	BNP Paribas	—	(5,628)	(5,628)
12/26/14	United States Dollar 523,785	Peruvian New Sol 1,525,000	Citibank, N.A.	—	(5,138)	(5,138)
12/30/14	United States Dollar 1,023,113	Uruguayan Peso 24,125,000	Citibank, N.A.	—	(41,521)	(41,521)
12/31/14	United States Dollar 27,899,677	Malaysian Ringgit 91,550,000	Barclays Bank PLC	—	(362,323)	(362,323)
1/2/15	Euro 1,476,499	United States Dollar 2,009,220	Goldman Sachs International	158,243	—	158,243
1/2/15	Euro 580,318	United States Dollar 770,233	Goldman Sachs International	42,731	—	42,731
1/7/15	Euro 2,500,437	United States Dollar 3,140,049	Bank of America, N.A.	5,327	—	5,327
1/8/15	Kazakhstani Tenge 1,900,172,000	United States Dollar 10,196,791	Deutsche Bank AG	186,666	—	186,666
1/8/15	United States Dollar 11,516,194	Kazakhstani Tenge 1,900,172,000	Citibank, N.A.	—	(1,506,069)	(1,506,069)
1/8/15	United States Dollar 4,840,578	South African Rand 55,489,000	Citibank, N.A.	134,465	—	134,465
1/8/15	United States Dollar 4,839,860	South African Rand 55,489,000	JPMorgan Chase Bank, N.A.	135,183	—	135,183
1/12/15	United States Dollar 307,009	Ugandan Shilling 839,670,000	Citibank, N.A.	—	(2,676)	(2,676)
1/12/15	United States Dollar 188,969	Ugandan Shilling 515,885,000	Standard Chartered Bank	—	(1,989)	(1,989)
1/13/15	United States Dollar 2,048,270	Colombian Peso 4,206,123,000	Citibank, N.A.	—	(18,336)	(18,336)
1/13/15	United States Dollar 5,597,810	Colombian Peso 11,495,103,060	Citibank, N.A.	—	(50,110)	(50,110)
1/14/15	United States Dollar 688,143	Egyptian Pound 5,020,000	Citibank, N.A.	2,314	—	2,314
1/16/15	Euro 2,176,326	Polish Zloty 9,182,244	Bank of America, N.A.	—	(11,681)	(11,681)
1/16/15	Euro 2,053,012	Polish Zloty 8,660,364	BNP Paribas	—	(11,493)	(11,493)
1/16/15	Euro 1,856,860	Polish Zloty 7,847,000	Goldman Sachs International	—	(6,230)	(6,230)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/16/15	United States Dollar 723,128	Uruguayan Peso 17,290,000	Citibank, N.A.	$—	$(23,450)	$(23,450)
1/20/15	Euro 2,055,258	Polish Zloty 8,731,455	BNP Paribas	6,265	—	6,265
1/20/15	Euro 219,344	Polish Zloty 931,852	BNP Paribas	669	—	669
1/20/15	Euro 4,321,827	Polish Zloty 18,356,422	Nomura International PLC	11,927	—	11,927
1/20/15	Euro 461,241	Polish Zloty 1,959,063	Nomura International PLC	1,273	—	1,273
1/20/15	United States Dollar 1,659,153	Egyptian Pound 12,145,000	Citibank, N.A.	8,532	—	8,532
1/20/15	United States Dollar 21,082,413	Polish Zloty 70,283,023	Goldman Sachs International	—	(289,695)	(289,695)
1/20/15	United States Dollar 440,639	Ugandan Shilling 1,200,300,000	Barclays Bank PLC	—	(6,706)	(6,706)
1/22/15	United States Dollar 1,658,292	Egyptian Pound 12,145,000	Citibank, N.A.	8,477	—	8,477
1/23/15	United States Dollar 205,697	Ugandan Shilling 556,000,000	Citibank, N.A.	—	(4,884)	(4,884)
1/23/15	United States Dollar 723,122	Uruguayan Peso 17,326,000	Citibank, N.A.	—	(23,546)	(23,546)
1/28/15	Euro 1,644,000	United States Dollar 2,100,785	Australia and New Zealand Banking Group Limited	39,419	—	39,419
1/28/15	United States Dollar 583,309	Mexican Peso 7,940,000	HSBC Bank USA, N.A.	3,373	—	3,373
1/29/15	United States Dollar 365,177	Ugandan Shilling 982,325,000	Barclays Bank PLC	—	(11,061)	(11,061)
1/30/15	United States Dollar 4,461,281	Chilean Peso 2,609,180,000	BNP Paribas	37,881	—	37,881
2/4/15	Euro 583,161	Romanian Leu 2,583,928	Bank of America, N.A.	452	—	452
2/4/15	Euro 5,390,402	United States Dollar 6,841,363	Goldman Sachs International	82,122	—	82,122
2/4/15	United States Dollar 2,503,279	Egyptian Pound 18,324,000	Citibank, N.A.	2,550	—	2,550
2/6/15	United States Dollar 403,226	Uruguayan Peso 10,000,000	Citibank, N.A.	—	(1,245)	(1,245)
2/13/15	United States Dollar 402,414	Uruguayan Peso 10,000,000	Citibank, N.A.	—	(1,330)	(1,330)
2/27/15	United States Dollar 323,102	Uruguayan Peso 8,000,000	Citibank, N.A.	—	(3,659)	(3,659)
3/13/15	Euro 188,402	Serbian Dinar 23,880,000	Citibank, N.A.	10,027	—	10,027
3/31/15	Euro 729,190	Romanian Leu 3,250,000	BNP Paribas	3,535	—	3,535
3/31/15	United States Dollar 360,288	Uruguayan Peso 9,000,000	Citibank, N.A.	—	(4,526)	(4,526)
3/31/15	United States Dollar 1,023,121	Uruguayan Peso 24,780,000	Citibank, N.A.	—	(43,589)	(43,589)

39

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

4/30/15	United States Dollar 434,439	Uruguayan Peso 11,000,000	Citibank, N.A.	$—	$(3,676)	$(3,676)
5/21/15	United States Dollar 9,104,461	New Turkish Lira 22,060,108	Standard Chartered Bank	406,543	—	406,543
6/11/15	United States Dollar 655,727	Zambian Kwacha 4,895,000	Standard Chartered Bank	61,479	—	61,479
6/12/15	United States Dollar 406,699	Zambian Kwacha 2,975,000	Citibank, N.A.	29,033	—	29,033
6/12/15	United States Dollar 658,766	Zambian Kwacha 4,633,100	Citibank, N.A.	19,818	—	19,818
6/12/15	United States Dollar 269,642	Zambian Kwacha 1,921,200	Citibank, N.A.	11,745	—	11,745
6/17/15	United States Dollar 651,013	Zambian Kwacha 4,795,000	Standard Chartered Bank	50,001	—	50,001
6/18/15	United States Dollar 892,979	Zambian Kwacha 6,533,900	Standard Chartered Bank	61,909	—	61,909
6/18/15	United States Dollar 380,733	Zambian Kwacha 2,776,000	Standard Chartered Bank	24,962	—	24,962
6/23/15	United States Dollar 202,557	Uruguayan Peso 5,070,000	Citibank, N.A.	—	(7,251)	(7,251)
6/25/15	United States Dollar 1,267,342	Zambian Kwacha 9,010,800	Barclays Bank PLC	46,172	—	46,172
7/24/15	United States Dollar 9,375,613	Azerbaijani Manat 7,643,000	Standard Bank PLC	144,815	—	144,815
9/28/15	United States Dollar 124,155	Azerbaijani Manat 101,000	Standard Bank PLC	691	—	691
10/8/15	United States Dollar 492,750	Azerbaijani Manat 401,000	Standard Bank PLC	2,067	—	2,067

				$7,153,531	$(9,931,228)	$(2,777,697)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures
12/14	9 LME Copper	Long	$1,636,875	$1,514,250	$(122,625)
12/14	9 LME Copper	Short	(1,648,207)	(1,514,250)	133,957

	Interest Rate Futures
12/14	213 Euro-Bobl	Short	(34,065,407)	(34,179,231)	(113,824)
12/14	41 Euro-Bund	Short	(7,740,783)	(7,753,628)	(12,845)
12/14	10 IMM 10-Year Interest Rate Swap	Long	986,004	956,396	(29,608)

40

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Notes to Consolidated Financial Statements — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Interest Rate Futures (continued)
12/14	231 U.S. 2-Year Deliverable Interest Rate Swap	Short	$(23,111,901)	$(23,199,257)	$(87,356)
12/14	83 U.S. 5-Year Deliverable Interest Rate Swap	Short	(8,406,922)	(8,471,187)	(64,265)
12/14	53 U.S. 10-Year Deliverable Interest Rate Swap	Short	(5,472,038)	(5,531,047)	(59,009)

					$(355,575)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

LME:  London Metal Exchange

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

CME	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%	6/27/24	$(12,718)
LCH.Clearnet	HUF	319,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(151,665)
LCH.Clearnet	HUF	409,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(183,629)
LCH.Clearnet	HUF	3,834,900	Pays	6-month HUF BUBOR	2.66	10/29/19	83,186
LCH.Clearnet	HUF	2,762,970	Pays	6-month HUF BUBOR	3.00	10/29/21	67,596
LCH.Clearnet	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	36,666
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44	5/9/19	339,876
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25	6/5/19	393,446
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19	10/28/21	7,368
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44	10/28/24	30,790

							$610,916

HUF	–	Hungarian Forint
MXN	–	Mexican Peso
PLN	–	Polish Zloty

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$717,663
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	99,017
Bank of America, N.A.	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	33,188
Bank of America, N.A.	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(19,879)
Bank of America, N.A.	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	38,438
Bank of America, N.A.	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	63,524

41

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Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	2,970	Pays	6-month PLN WIBOR	4.30%	9/18/17	$63,353
Bank of America, N.A.	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	125,615
Bank of America, N.A.	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(112,577)
Bank of America, N.A.	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(121,467)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	175,498
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	571,229
Barclays Bank PLC	BRL	90,832	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(47,068)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(19,388)
Barclays Bank PLC	BRL	20,157	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	(84,617)
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	304,637
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	(3,341)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	21,530
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	24,588
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	82,340
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	47,361
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	140,630
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	237,412
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(204,712)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	134,179
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	127,989
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	30,894
Barclays Bank PLC	THB	47,850	Pays	6-month THBFIX	3.21	10/5/20	47,680
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	81,231
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(59,007)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	20,953
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(16,517)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(366,308)
Citibank, N.A.	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(180,867)
Citibank, N.A.	MXN	66,438	Pays	Mexico Interbank TIIE 28 Day	4.78	10/10/18	(1,439)
Citibank, N.A.	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	63,683
Citibank, N.A.	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	51,228
Citibank, N.A.	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	37,439
Citibank, N.A.	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	28,933
Citibank, N.A.	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	43,721
Citibank, N.A.	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	34,620
Citibank, N.A.	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	102,619
Citibank, N.A.	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(92,237)
Citibank, N.A.	THB	69,000	Pays	6-month THBFIX	3.40	1/15/15	15,820
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	68,714
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(103,181)
Deutsche Bank AG	BRL	6,948	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(5,235)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	100,702
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	278,917
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	73,873
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/24/17	101,038

42

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Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	PLN	1,764	Pays	6-month PLN WIBOR	4.34%	7/30/17	$37,774
Deutsche Bank AG	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	115,229
Deutsche Bank AG	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	59,930
Deutsche Bank AG	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	44,658
Deutsche Bank AG	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	32,895
Deutsche Bank AG	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	26,492
Deutsche Bank AG	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(24,101)
Goldman Sachs International	BRL	69,629	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	11,718
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	22,789
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	664,845
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	746,371
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	314,089
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	238,397
JPMorgan Chase Bank, N.A.	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(267,831)
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	32,787
JPMorgan Chase Bank, N.A.	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	25,679
JPMorgan Chase Bank, N.A.	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	442,234
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	346,470
JPMorgan Chase Bank, N.A.	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	87,479
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	238,236
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	202,317
Nomura International PLC	BRL	10,506	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	504,573
Nomura International PLC	MYR	35,910	Pays	3-month MYR KLIBOR	3.76	10/24/16	(1,266)
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	(309)
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	227
Standard Bank PLC	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	206,073
Standard Bank PLC	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	57,030
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	164,479

							$7,081,680

BRL	–	Brazilian Real
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PLN	–	Polish Zloty
THB	–	Thai Baht
ZAR	–	South African Rand

43

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	1.09%	$(1,874)	$8,085	$6,211
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	1.09	(2,076)	8,938	6,862
Russia	Deutsche Bank AG	4,800	1.00	(1)	3/20/19	2.29	(257,059)	246,211	(10,848)
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/15	0.41	5,378	1,418	6,796
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/15	0.41	3,643	1,007	4,650
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	1.03	(3,881)	49,205	45,324
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	1.03	(4,538)	22,587	18,049
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	1.03	(1,374)	9,079	7,705
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	1.03	(1,015)	5,981	4,966
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.41	5,204	1,597	6,801
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.41	3,921	1,213	5,134
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.03	(672)	6,606	5,934
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.03	(643)	5,900	5,257
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.03	(1,702)	14,673	12,971
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.03	(1,120)	11,410	10,290
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.41	5,829	4,014	9,843
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.41	5,482	1,849	7,331
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.41	5,378	1,666	7,044
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.03	(1,941)	26,657	24,716
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/15	0.40	3,003	2,111	5,114
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/15	0.41	4,233	1,310	5,543
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	1.03	(2,986)	37,850	34,864
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	1.03	(1,209)	17,027	15,818
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.41	5,690	1,919	7,609
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.41	5,655	1,837	7,492
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.03	(762)	10,185	9,423
South Africa	JPMorgan Chase Bank, N.A.	1,500	1.00	(1)	9/20/15	0.40	9,009	3,857	12,866
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.03	(7,464)	44,083	36,619
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.03	(597)	4,509	3,912
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.15	(35,123)	95,110	59,987
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	1.63	(224,222)	308,755	84,533

Total		$48,703					$(487,833)	$956,649	$468,816

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Barclays Bank PLC	$200	1.00	%(1)	12/20/14	$(116)	$(413)	$(529)
Lebanon	Citibank, N.A.	100	1.00	(1)	12/20/14	(57)	(207)	(264)
Lebanon	Citibank, N.A.	150	1.00	(1)	12/20/14	(87)	(304)	(391)

44

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Citibank, N.A.	$200	1.00	%(1)	12/20/14	$(115)	$(420)	$(535)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	40	(541)	(501)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	119	(1,613)	(1,494)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	2,331	(6,750)	(4,419)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	5,595	(17,019)	(11,424)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	6,661	(19,329)	(12,668)
Lebanon	Deutsche Bank AG	100	1.00	(1)	3/20/15	39	(499)	(460)
Lebanon	Deutsche Bank AG	865	1.00	(1)	12/20/15	5,761	(17,433)	(11,672)
Lebanon	Deutsche Bank AG	1,140	1.00	(1)	12/20/15	7,594	(22,882)	(15,288)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	180,516	(242,255)	(61,739)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(14,897)	10,038	(4,859)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(13,790)	8,594	(5,196)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	72,772	(111,676)	(38,904)
Russia	Deutsche Bank AG	1,962	1.00	(1)	6/20/18	83,940	(25,582)	58,358
Russia	Deutsche Bank AG	1,580	1.00	(1)	6/20/18	67,597	(20,351)	47,246
Russia	JPMorgan Chase Bank, N.A.	1,163	1.00	(1)	6/20/18	49,756	(14,806)	34,950
Russia	JPMorgan Chase Bank, N.A.	870	1.00	(1)	6/20/18	37,221	(11,369)	25,852
Russia	JPMorgan Chase Bank, N.A.	500	1.00	(1)	6/20/18	21,392	(5,896)	15,496
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	9,787	(7,146)	2,641
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	37,333	(18,320)	19,013
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	25,291	(13,613)	11,678
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	9,788	(8,261)	1,527
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	3,659	(2,151)	1,508
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	36,129	(18,722)	17,407
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	27,217	(13,306)	13,911
South Africa	Citibank, N.A.	150	1.00	(1)	12/20/19	4,894	(4,696)	198
South Africa	Citibank, N.A.	100	1.00	(1)	3/20/20	3,660	(3,358)	302
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	3,659	(2,359)	1,300
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	3,659	(2,870)	789
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	37,333	(19,478)	17,855
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	38,056	(20,865)	17,191
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	40,464	(27,267)	13,197
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	22,205	(16,738)	5,467
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	29,385	(14,972)	14,413
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	39,261	(20,408)	18,853
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	39,501	(20,866)	18,635
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,263	(3,265)	(2)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,263	(3,918)	(655)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	3,660	(2,318)	1,342
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	3,660	(2,401)	1,259
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	3,660	(3,318)	342
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(306)	(9,593)	(9,899)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(76)	(18,807)	(18,883)

45

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Barclays Bank PLC	$700	1.00	%(1)	12/20/20	$(177)	$(43,724)	$(43,901)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(175)	(43,910)	(44,085)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(1,526)	(4,428)	(5,954)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(1,526)	(9,118)	(10,644)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(1,526)	(4,181)	(5,707)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(1,526)	(9,118)	(10,644)
Spain	Deutsche Bank AG	550	1.00	(1)	6/20/20	(1,894)	(21,956)	(23,850)
Spain	Deutsche Bank AG	670	1.00	(1)	12/20/20	(170)	(42,637)	(42,807)
Spain	Deutsche Bank AG	3,265	1.00	(1)	12/20/20	(826)	(178,191)	(179,017)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(353)	(11,323)	(11,676)

						$930,978	$(1,148,315)	$(217,337)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $48,703,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank AG	$9,981	TRY 21,450	3-month USD-LIBOR-BBA	10.54%	4/3/19	$1,034,468

						$1,034,468

TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

46

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Written options activity for the year ended October 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Premiums Received

Outstanding, beginning of year	INR 1,198,251	COP —	CNH —	CNY —	$324,746
Options written	566,663	3,195,079	18,240	18,240	58,494
Options expired	(1,764,914)	(3,195,079)	(18,240)	(18,240)	(383,240)

Outstanding, end of year	INR —	COP —	CNH —	CNY —	$—

CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
INR	–	Indian Rupee

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its Portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $12,251,976. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,690,328 at October 31, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

47

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$133,957	$—	$—	$958,928	$1,092,885
Receivable for open forward foreign currency exchange contracts	—	—	7,153,531	—	7,153,531
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	1,032,546	—	9,847,495	10,880,041

Total Asset Derivatives	$133,957	$1,032,546	$7,153,531	$10,806,423	$19,126,457

Derivatives not subject to master netting or similar agreements	$133,957	$—	$—	958,928	$1,092,885

Total Asset Derivatives subject to master netting or similar agreements	$—	$1,032,546	$7,153,531	$9,847,495	$18,033,572

Net unrealized depreciation*	$(122,625)	$—	$—	$(714,919)	$(837,544)
Payable for open forward foreign currency exchange contracts	—	—	(9,931,228)	—	(9,931,228)
Payable for open swap contracts; Premium paid/received on open swap contracts	—	(589,401)	—	(1,731,347)	(2,320,748)

Total Liability Derivatives	$(122,625)	$(589,401)	$(9,931,228)	$(2,446,266)	$(13,089,520)

Derivatives not subject to master netting or similar agreements	$(122,625)	$—	$—	$(714,919)	$(837,544)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(589,401)	$(9,931,228)	$(1,731,347)	$(12,251,976)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset

48

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$39,419	$—	$—	$(20,000)	$19,419
Bank of America, N.A.	2,318,297	(2,219,745)	(98,552)	—	—
Barclays Bank PLC	1,366,470	(1,366,470)	—	—	—
BNP Paribas	601,806	(601,806)	—	—	—
Citibank, N.A.	873,607	(873,607)	—	—	—
Credit Suisse International	276,576	(105,122)	(163,917)	(619)	6,918
Deutsche Bank AG	3,004,020	(402,033)	(2,601,987)	—	—
Goldman Sachs International	2,575,569	(1,388,186)	(1,187,383)	—	—
HSBC Bank USA, N.A.	628,631	—	(612,883)	—	15,748
JPMorgan Chase Bank, N.A.	1,288,715	(420,735)	—	(867,980)	—
Morgan Stanley & Co. International PLC	646,794	(646,794)	—	—	—
Nomura International PLC	720,317	(70,316)	(650,001)	—	—
Standard Bank PLC	410,676	—	—	(270,000)	140,676
Standard Chartered Bank	2,558,756	(2,246,967)	—	—	311,789
The Bank of Nova Scotia	164,479	—	—	—	164,479
UBS AG	101,211	—	—	—	101,211
VTB Capital PLC	458,229	—	—	(270,000)	188,229

	$18,033,572	$(10,341,781)	$(5,314,723)	$(1,428,599)	$948,469

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(2,219,745)	$2,219,745	$—	$—	$—
Barclays Bank PLC	(1,515,135)	1,366,470	—	—	(148,665)
BNP Paribas	(851,125)	601,806	—	249,319	—
Citibank, N.A.	(2,227,368)	873,607	340,001	797,327	(216,433)
Credit Suisse International	(105,122)	105,122	—	—	—
Deutsche Bank AG	(402,033)	402,033	—	—	—
Goldman Sachs International	(1,388,186)	1,388,186	—	—	—
JPMorgan Chase Bank, N.A.	(420,735)	420,735	—	—	—
Morgan Stanley & Co. International PLC	(805,244)	646,794	—	—	(158,450)
Nomura International PLC	(70,316)	70,316	—	—	—
Standard Chartered Bank	(2,246,967)	2,246,967	—	—	—

	$(12,251,976)	$10,341,781	$340,001	$1,046,646	$(523,548)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at October 31, 2014 is included at Note 7.

49

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$(1,432,286)	$—
Futures contracts	78,527	—	409,029	—	(2,154,981)
Written options	—	—	—	383,240	—
Swap contracts	—	(351,569)	(35,999)	31,461	4,632,872

Foreign currency and forward foreign currency exchange contract transactions	—	—	—	657,306	—

Total	$78,527	$(351,569)	$373,030	$(360,279)	$2,477,891

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$—	$759,834	$—
Futures contracts	(6,319)	—	(65,372)	—	404,999
Written options	—	—	—	85,356	—
Swap contracts	—	(334,190)	105,347	(6,469)	3,934,205

Foreign currency and forward foreign currency exchange contracts	—	—	—	(3,654,758)	—

Total	$(6,319)	$(334,190)	$39,975	$(2,816,037)	$4,339,204

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$6,423,000	$40,994,000	$611,311,000	$384,073,000

The average principal amount of purchased currency options contracts outstanding during the year ended October 31, 2014, which is indicative of the volume of this derivative type, was approximately $34,010,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

50

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2014, were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)		Principal Amount*	Value including Accrued Interest

Barclays Bank PLC	10/20/14	On Demand	(1.00)%		2,121,920	$2,121,920
Barclays Bank PLC	10/29/14	On Demand	(3.00)		213,875	213,875
Barclays Bank PLC	10/29/14	On Demand	(3.00)		215,325	215,325
Barclays Bank PLC	10/31/14	On Demand	(3.00)		95,175	95,175
JPMorgan Chase Bank, N.A.	10/3/14	On Demand	(1.00)		627,871	627,871
JPMorgan Chase Bank, N.A.	10/20/14	On Demand	(1.00)		1,158,797	1,158,797
JPMorgan Chase Bank, N.A.	10/20/14	On Demand	5.90	ZAR	43,892,328	3,986,019
JPMorgan Chase Bank, N.A.	10/27/14	On Demand	5.90	ZAR	16,285,536	1,477,245

ZAR	–	South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended October 31, 2014, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $4,989,000 and 1.62%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2014.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2014.

Counterparty	Repurchase Agreements*	Liability Available for Offset	Securities Collateral Received(a)	Net Amount(b)

JPMorgan Chase Bank, N.A.	$5,463,512	$(5,463,512)	$—	$—
Nomura International PLC	1,910,027	—	(1,909,621)	406

	$7,373,539	$(5,463,512)	$(1,909,621)	$406

Counterparty	Reverse Repurchase Agreements*	Asset Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(2,646,295)	$—	$2,646,295	$—
JPMorgan Chase Bank, N.A.	(7,249,932)	5,463,512	1,786,420	—

	$(9,896,227)	$5,463,512	$4,432,715	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

*	Including accrued interest.

51

Emerging Markets Local Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$324,668,454	$—	$324,668,454
Foreign Corporate Bonds	—	19,491,865	—	19,491,865
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	1,601,243	1,601,243
Short-Term Investments —
Foreign Government Securities	—	50,953,509	—	50,953,509
U.S. Treasury Obligations	—	1,600,003	—	1,600,003
Repurchase Agreements	—	7,365,986	—	7,365,986
Other	—	10,210,246	—	10,210,246

Total Investments	$—	$414,290,063	$1,601,243	$415,891,306

Forward Foreign Currency Exchange Contracts	$—	$7,153,531	$—	$7,153,531
Swap Contracts	—	11,838,969	—	11,838,969
Futures Contracts	133,957	—	—	133,957

Total	$133,957	$433,282,563	$1,601,243	$435,017,763

Liability Description

Securities Sold Short	—	(1,904,265)	—	(1,904,265)
Forward Foreign Currency Exchange Contracts	—	(9,931,228)	—	(9,931,228)
Swap Contracts	—	(2,668,760)	—	(2,668,760)
Futures Contracts	(489,532)	—	—	(489,532)

Total	$(489,532)	$(14,504,253)	$—	$(14,993,785)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2014 is not presented. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

52

Emerging Markets Local Income Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Emerging Markets Local Income Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2014, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Local Income Portfolio and subsidiary as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2014

53

Eaton Vance Emerging Markets Local Income Fund

Emerging Markets Local Income Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Emerging Markets Local Income Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	39,197,004	358,227
Cynthia E. Frost	39,312,389	242,841
George J. Gorman	39,173,275	381,956
Valerie A. Mosley	39,311,386	243,844
Harriett Tee Taggart	39,076,320	478,911

Each nominee was also elected a Trustee of Emerging Markets Local Income Portfolio.

(1)	Excludes fractional shares.

Emerging Markets Local Income Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	99.08%	0.92%
Cynthia E. Frost	99.36%	0.64%
George J. Gorman	99.02%	0.98%
Valerie A. Mosley	99.36%	0.64%
Harriett Tee Taggart	98.79%	1.21%

54

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

55

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	2012	Vice President of EVM and BMR.

56

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

57

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

58

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Investment Adviser of Emerging Markets Local
Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/13	10/31/14
Audit Fees	$65,400	$94,040
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$34,600	$35,355
All Other Fees(3)	$0	$0

Total	$100,000	$129,395

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$34,600	$35,355
Eaton Vance(1)	$526,385	$99,750

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 17, 2014

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 17, 2014